PIMCO Variable Insurance Trust

Supplement dated June 12, 2019 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor and Class M Prospectus, each dated April 30, 2019, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo. Mr. Dhawan is a Managing Director of PIMCO, Mr. Arnopolin is an Executive Vice President of PIMCO, and Mr. Romo is a Senior Vice President of PIMCO. Mr. Dhawan has managed the Portfolio since June 2019, Mr. Arnopolin has managed the Portfolio since May 2017, and Mr. Romo has managed the Portfolio since May 2019.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Yacov Arnopolin	5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has investment experience since 2000 and holds a bachelor’s degree in economics from Carnegie Mellon University.

PIMCO Emerging Markets Bond	Pramol Dhawan	6/19

Managing Director, PIMCO. Mr. Dhawan is a portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2013, he was a managing director and head of emerging markets trading for Americas at Société Générale in New York. He was previously based in London where he headed the Central and Eastern Europe emerging markets team for the firm. Additionally, he was a management consultant at Accenture. He has investment experience since 2004 and holds an undergraduate degree in computer science and management studies from the

University of Nottingham.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Javier Romo	5/19

Senior Vice President, PIMCO. Prior to joining PIMCO in 2011, Mr. Romo was a Vice President with Citigroup, where he focused on trading hard currency bonds and credit default swaps in Latin America. Earlier in his career he was an analyst at Sandell Asset Management in New York and before that a Vice President for Morgan Stanley focused on emerging markets trading and local markets strategy.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_061219

PIMCO Variable Insurance Trust

Supplement dated June 12, 2019 to the PIMCO Emerging Markets Bond Portfolio Administrative Class Prospectus, PIMCO Emerging Markets Bond Portfolio Institutional Class Prospectus, PIMCO Emerging Markets Bond Portfolio Advisor Class Prospectus and PIMCO Emerging Markets Bond Portfolio Class M Prospectus, each dated April 30, 2019, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo. Mr. Dhawan is a Managing Director of PIMCO, Mr. Arnopolin is an Executive Vice President of PIMCO, and Mr. Romo is a Senior Vice President of PIMCO. Mr. Dhawan has managed the Portfolio since June 2019, Mr. Arnopolin has managed the Portfolio since May 2017, and Mr. Romo has managed the Portfolio since May 2019.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Yacov Arnopolin	5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has investment experience since 2000 and holds a bachelor’s degree in economics from Carnegie Mellon University.

PIMCO Emerging Markets Bond	Pramol Dhawan	6/19

Managing Director, PIMCO. Mr. Dhawan is a portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2013, he was a managing director and head of emerging markets trading for Americas at Société Générale in New York. He was previously based in London where he headed the Central and Eastern Europe emerging markets team for the firm. Additionally, he was a management consultant at Accenture. He has investment experience since 2004 and holds an undergraduate degree in computer science and management studies from the

University of Nottingham.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Javier Romo	5/19

Senior Vice President, PIMCO. Prior to joining PIMCO in 2011, Mr. Romo was a Vice President with Citigroup, where he focused on trading hard currency bonds and credit default swaps in Latin America. Earlier in his career he was an analyst at Sandell Asset Management in New York and before that a Vice President for Morgan Stanley focused on emerging markets trading and local markets strategy.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_061219

PIMCO Variable Insurance Trust

Supplement Dated June 12, 2019 to the Statement of Additional Information

dated April 30, 2019, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Dhawan[11]
Registered Investment Companies	4	$6,478.39	0	$0.00
Other Pooled Investment Vehicles	20	$9,811.59	1	$181.74
Other Accounts	10	$2,436.04	1	$1,550.26

[11]	Effective June 12, 2019, Mr. Dhawan co-manages the PIMCO Emerging Markets Bond Portfolio ($254.2 million).

In addition, effective immediately, the following sentence replaces similar information for the Portfolio in the paragraph immediately preceding the above table:

Effective June 12, 2019, the PIMCO Emerging Markets Bond Portfolio is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Javier Romo. Information for Mr. Dhawan is as of April 30, 2019.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added.

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Dhawan[1]	PIMCO Emerging Markets Bond	None

[1]	Effective June 12, 2019, Mr. Dhawan co-manages the PIMCO Emerging Market Bond Portfolio. Information for Mr. Dhawan is as of April 30, 2019.

Investors Should Retain This Supplement for Future Reference

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